Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll and related expenses	$4,162	$3,346
Accrued external research and development expenses	3,091	2,813
Deferred rent, current portion	—	555
Accrued other	1,018	1,109

	$8,271	$7,823